Document and Entity Information	70 Months Ended
Oct. 28, 2011
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct 28, 2011
Trading Symbol	CMTPU
Entity Registrant Name	COMMITTED CAPITAL ACQUISITION CORP
Entity Central Index Key	0001399520

BALANCE SHEET (USD $)	Oct. 28, 2011
OTHER ASSETS:
Cash held in Trust Account	$ 28,750,000
TOTAL ASSETS	28,750,000
CURRENT LIABILITIES:
Accounts payable	238,000
Related party advances	101,000
Note payable - related party	120,000
Total current liabilities	459,000
TOTAL LIABILITIES	459,000
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Preferred stock, $.0001 par value; 10,000,000 shares authorized; 0 issued and outstanding
Common stock, $.0001 par value; 75,000,000 shares authorized; 12,500,000 shares issued and outstanding at October 28, 2011	1,000
Additional paid-in capital	28,443,000
Deficit accumulated during the development stage	(153,000)
TOTAL STOCKHOLDERS' EQUITY	28,291,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 28,750,000

BALANCE SHEET (Parenthetical) (USD $)	Oct. 28, 2011
Preferred stock, par value	$ 0.0001
Preferred stock, shares authorized	10,000,000
Preferred stock, issued	0
Preferred stock, outstanding	0
Common stock, par value	$ 0.0001
Common stock, shares authorized	75,000,000
Common stock, shares issued	12,500,000
Common stock, shares outstanding	12,500,000

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	70 Months Ended
Oct. 28, 2011
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 1 -ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

(a)	Organization and Business:

Committed Capital Acquisition Corporation (the “Company”) (f/k/a Plastron Acquisition Corp. II) was incorporated in the state of Delaware on January 24, 2006 for the purpose of raising capital that is intended to be used in connection with its business plans which may include a possible merger, acquisition or other business combination with an operating business.

The Company is currently in the development stage as defined in Accounting Standards Codification (“ASC”) No.  915. All activities of the Company to date relate to its organization, initial funding and share issuances.  At October 31, 2011, all dollar amounts are rounded to the nearest thousand dollars.

On May 27, 2011, the Company commenced the process to convert the Company to a special purpose acquisition corporation.  In connection with this conversion, the Company filed a Form S-1 with the United States Securities and Exchange Commission in connection with its offering to sell up to 5,000,000 units at a price of  $5.00 per unit (the “Offering”).  The underwriters for the Offering were granted an over-allotment option to purchase up to an additional 750,000 units for 45 days after the effectiveness of the registration statement for the Offering. Each unit consists of one share of common stock, par value  $0.0001 per share (the "Common Stock"), and one warrant to purchase one share of Common Stock.  Under the terms of the warrant agreement, the Company has agreed to use their best efforts to file a post-effective or new registration statement under the Securities Act of 1933, as amended, following the completion of the Company's initial business transaction.  Each warrant entitles the holder to purchase one share of common stock at a price of  $5.00.  Each warrant will become exercisable upon the effectiveness of the registration statement to be filed upon the completion of an initial business transaction and will expire 45 days thereafter.  However, if the Company does not complete its initial business transaction on or prior to the 21-month or 24-month period allotted to complete the initial business transaction as described below, the warrants will expire at the end of such period.  If the Company is unable to deliver registered shares of common stock to the holder upon exercise of warrants during the exercise period, there will be no cash settlement of the warrants and the warrants will expire worthless.  The lead underwriter for the Offering is a related party; see Note 3.

In connection with the Offering, the Company's initial stockholders (“initial stockholders”) and designees have committed to purchase 2,000,000 shares of common stock at a price of  $5.00 per share in a private placement which will occur concurrently with the closing of the Company’s initial business transaction.

On October 24, 2011, the registration statement in connection with the Company’s Offering was declared effective.  Additionally, on October 24, 2011, the Company filed with the Secretary of State of the State of Delaware its Amended and Restated Certificate of Incorporation to become a special purpose acquisition corporation.  As a special purpose acquisition company, the Company will have only 21 months from the date of effectiveness of the registration statement for the Offering (or 24 months from the date of effectiveness of such registration statement if a letter of intent or a definitive agreement has been executed within 21 months from the date of effectiveness and the Company’s business transaction relating thereto has not yet been completed within such 21-month period) to consummate the initial business transaction.  If the Company does not consummate its initial business transaction within such 21-month (or 24-month) period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably practicable, but not more than five business days thereafter, redeem the Company’s public shares for cash equal to their pro rata share of the aggregate amount then on deposit in the trust account less taxes and amounts released to the Company for working capital purposes, subject to applicable law, and (iii) as promptly as reasonably practicable following such redemption, subject to the approval of the Company’s remaining stockholders and its board of directors, dissolve and liquidate the balance of the Company’s net assets to its remaining stockholders.

Unlike most other special purpose acquisition companies, the Company’s board of directors will have the sole discretion and authority to approve and consummate its initial business transaction without seeking stockholder approval.  The Company’s stockholders will not have the opportunity to redeem their shares of common stock for cash equal to their pro rata share of the aggregate amount then on deposit in the trust account upon the consummation of the initial business transaction, nor will they have the right to vote on the business transaction unless required by law.  If a stockholder vote is required by law, the Company will conduct a proxy solicitation pursuant to the proxy rules but will not offer its stockholders the opportunity to redeem their shares of common stock in connection with such vote.

The Company is not limited to a particular industry, geographic region or minimum transaction value for purposes of consummating its initial business transaction.  The Company will have virtually unrestricted flexibility in identifying and selecting a prospective transaction candidate.  The Company does not have any specific merger, capital stock exchange, asset acquisition, stock purchase, reorganization, exchangeable stock transaction or other similar business transaction under consideration or discussion.

On October 28, 2011, the Company closed on the Offering, including the exercise in full of the over-allotment option, and issued equity units consisting of 5,750,000 shares of Common Stock and warrants to purchase an additional 5,750,000 shares of Common Stock (as described above) in exchange for gross proceeds of  $28,750,000.  The costs of the Offering were approximately  $330,000.

Since the closing of the Offering, the gross proceeds have been held in a trust account ("Trust Account").  The Trust Account will be invested in U.S. "government securities," defined as any Treasury Bill issued by the United States government having a maturity of one hundred and eighty (180) days or less or money market funds meeting the conditions specified in Rule 2a-7 under the Investment Company Act of 1940.  Except for a portion of the interest income that may be released to the Company to pay income or other tax obligations and to fund its working capital requirements, none of the funds held in the trust account will be released until the earlier of (i) the consummation of a business transaction, (ii) the Company’s redemption of the public shares sold in the Offering if the Company is unable to consummate its initial business transaction within the 21-month or 24-month period set forth above, or (iii) the Company’s liquidation (if no redemption occurs).

Following the Closing of this Offering and prior to the consummation of the initial business transaction, in order to fund all expenses relating to investigating and selecting a target business, negotiating an acquisition agreement and consummating such acquisition and the Company’s other working capital requirements (estimated at  $680,000 in aggregate), an affiliate of the Company’s principal shareholders has agreed to loan the Company funds from time to time of up to  $800,000.  See also Note 2.  There are no agreements for facilities or services between the Company and its initial shareholders.

(b)	Basis of Presentation:

The accompanying balance sheet has been prepared in accordance with Securities and Exchange Commission’s requirements for financial statements.

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States.

(c)	Use of estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet. Actual results could differ from those estimates.

(d)	Income taxes:

The Company applies a more-likely-than-not recognition threshold for all tax uncertainties. ASC Topic 740 only allows the recognition of those tax benefits that have a greater than fifty percent likelihood of being sustained upon examination by the taxing authorities. As of October 28, 2011, the Company reviewed its tax positions and determined there were no outstanding or retroactive tax positions with less than a 50% likelihood of being sustained upon examination by the taxing authorities. Therefore, this standard has not had a material effect on the Company.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

The Company classifies tax-related penalties and net interest as income tax expense. As of October 28, 2011, no income tax expense has been incurred.

(e)	Fair value of financial instruments:

The carrying value of cash equivalents and accrued expenses approximates fair value due to the short period of time to maturity.

(f)	New accounting pronouncements:

The Company has evaluated the recent accounting pronouncements through ASU 2011-09 and believes that none of them will have a material effect on the Company’s financial statements.

(g)	Subsequent events:

The Company has evaluated the events up through November 1, 2011 and believes that none of them will have a material effect on the Company’s financial statements that has not already been reported or disclosed.

NOTE PAYABLE - RELATED PARTY AND RELATED PARTY ADVANCES	70 Months Ended
Oct. 28, 2011
NOTE PAYABLE - RELATED PARTY AND RELATED PARTY ADVANCES
NOTE 2 –NOTE PAYABLE - RELATED PARTY AND RELATED PARTY ADVANCES:

The Company received a total of approximately  $221,000 from Broadband Capital Management, LLC (“BCM”), a registered broker-dealer,  $120,000 of which has been refinanced as described below.  The remainder, approximately  $101,000, is a non-interest bearing advance and due on demand.  Michael Rapp, the Company's President and director, and Philip Wagenheim, the Company's Secretary and director, serve as management of BCM.  BCM was the lead underwriter of the Offering.

On May 27, 2011, as amended on July 27, 2011, the Company entered into a loan payable agreement for approximately  $120,000 with BCM, which consolidated all of the Company’s accrued interest-related party, related party advances and note payable-related party outstanding as of such date into one instrument as well as provided additional advances to the Company.  The loan is payable upon the consummation of the Company’s initial business transaction, bears no interest and contains a waiver of any and all rights to the trust account that will hold the proceeds of the Offering and the proceeds of the sale of the securities issued in a private placement to be consummated concurrently with the completion of the initial business combination of the Company.  Following the Closing of the Offering and prior to the consummation of the initial business transaction, BCM has agreed to loan the Company funds from time to time of up to  $800,000, including the amounts above, under an Expense Advancement Agreement.  See also Note 1.

STOCKHOLDERS' EQUITY	70 Months Ended
Oct. 28, 2011
STOCKHOLDERS' EQUITY
NOTE 3 -STOCKHOLDERS’ EQUITY:

The Company is authorized by its Certificate of Incorporation to issue an aggregate of 85,000,000 shares of capital stock, of which 75,000,000 are shares of Common Stock and 10,000,000 are shares of preferred stock, par value  $0.0001 per share.

All outstanding shares of Common Stock are of the same class and have equal rights and attributes. The holders of Common Stock are entitled to one vote per share on all matters submitted to a vote of stockholders of the Company. All stockholders are entitled to share equally in dividends, if any, as may be declared from time to time by the Board of Directors out of funds legally available. In the event of liquidation, the holders of Common Stock are entitled to share ratably in all assets remaining after payment of all liabilities. The stockholders do not have cumulative or preemptive rights.

As of October 28, 2011, 12,500,000 shares of Common Stock were issued and outstanding.

The initial stockholders are entitled to registration rights pursuant to a registration rights agreement dated October 24, 2011.  The initial stockholders are entitled to demand registration rights and certain ‘‘piggy-back’’ registration rights with respect to their shares of common stock and the shares of common stock issuable in connection with the private placement.  No registration statement relating to the initial shares or placement shares shall become effective prior to, in each case, the expiration of the respective lock-up period.   The Company will bear the expenses incurred in connection with the filing of any such registration statements.